Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

January 31, 2021

TQG-QTLY-0321
1.813068.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Entertainment - 1.7%
Sea Ltd. ADR (a)	265,000	$57,428,150
Interactive Media & Services - 8.5%
Alphabet, Inc. Class A (a)	83,600	152,767,296
Facebook, Inc. Class A (a)	520,000	134,331,600
		287,098,896

TOTAL COMMUNICATION SERVICES		344,527,046

CONSUMER DISCRETIONARY - 18.4%
Auto Components - 1.6%
Lear Corp.	348,000	52,464,480
Hotels, Restaurants & Leisure - 5.6%
Caesars Entertainment, Inc. (a)	2,308,000	162,460,120
Penn National Gaming, Inc. (a)	266,051	27,594,810
		190,054,930
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	53,000	169,928,600
Multiline Retail - 1.2%
Dollar General Corp.	212,700	41,393,547
Specialty Retail - 3.5%
Lowe's Companies, Inc.	336,000	56,061,600
Ulta Beauty, Inc. (a)	229,000	64,065,040
		120,126,640
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	30,600	10,057,608
NIKE, Inc. Class B	301,800	40,317,462
		50,375,070

TOTAL CONSUMER DISCRETIONARY		624,343,267

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	62,000	21,850,660
Personal Products - 3.5%
Estee Lauder Companies, Inc. Class A	503,758	119,214,331

TOTAL CONSUMER STAPLES		141,064,991

FINANCIALS - 11.6%
Banks - 3.2%
Wells Fargo & Co.	3,605,000	107,717,400
Capital Markets - 6.6%
Morgan Stanley	1,178,000	78,984,900
S&P Global, Inc.	457,294	144,962,198
		223,947,098
Insurance - 1.8%
Arthur J. Gallagher & Co.	548,000	63,244,680

TOTAL FINANCIALS		394,909,178

HEALTH CARE - 7.5%
Biotechnology - 0.1%
Seer, Inc. (b)	57,291	3,574,958
Health Care Equipment & Supplies - 1.6%
Danaher Corp.	223,000	53,038,320
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	195,000	65,048,100
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	116,629	19,961,053
Thermo Fisher Scientific, Inc.	113,000	57,596,100
		77,557,153
Pharmaceuticals - 1.6%
Royalty Pharma PLC (b)	1,178,900	55,420,089

TOTAL HEALTH CARE		254,638,620

INDUSTRIALS - 7.6%
Electrical Equipment - 2.6%
Generac Holdings, Inc. (a)	213,000	52,487,460
Sunrun, Inc. (a)	536,000	37,128,720
		89,616,180
Professional Services - 1.3%
Clarivate Analytics PLC (a)(b)	1,517,400	43,913,556
Road & Rail - 3.7%
Union Pacific Corp.	631,122	124,627,661

TOTAL INDUSTRIALS		258,157,397

INFORMATION TECHNOLOGY - 36.4%
IT Services - 13.0%
MasterCard, Inc. Class A	283,700	89,731,473
PayPal Holdings, Inc. (a)	695,000	162,845,450
Snowflake Computing, Inc.	109,000	29,697,050
Square, Inc. (a)	744,000	160,674,240
		442,948,213
Semiconductors & Semiconductor Equipment - 4.3%
Marvell Technology Group Ltd.	1,476,000	75,954,960
NVIDIA Corp.	134,000	69,625,060
		145,580,020
Software - 15.8%
Adobe, Inc. (a)	211,112	96,851,852
ANSYS, Inc. (a)	150,449	53,314,612
Autodesk, Inc. (a)	182,000	50,492,260
Ceridian HCM Holding, Inc. (a)	397,000	36,885,270
Intuit, Inc.	152,000	54,906,960
Kuaishou Technology (a)	32,400	480,573
Microsoft Corp.	869,000	201,573,241
PTC, Inc. (a)	308,000	40,936,280
		535,441,048
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	856,000	112,957,760

TOTAL INFORMATION TECHNOLOGY		1,236,927,041

MATERIALS - 1.9%
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc.	4,240,000	65,041,600
UTILITIES - 1.4%
Electric Utilities - 0.9%
NextEra Energy, Inc.	352,000	28,466,240
Independent Power and Renewable Electricity Producers - 0.5%
Shoals Technologies Group, Inc.	535,300	18,162,729

TOTAL UTILITIES		46,628,969

TOTAL COMMON STOCKS
(Cost $2,355,144,972)		3,366,238,109

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (c)	50,870,408	50,880,582
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	11,536,451	11,537,604
TOTAL MONEY MARKET FUNDS
(Cost $62,418,186)		62,418,186
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,417,563,158)		3,428,656,295
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(35,202,986)
NET ASSETS - 100%		$3,393,453,309

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,241
Fidelity Securities Lending Cash Central Fund	14,836
Total	$22,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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